Memorandum items (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Contingent Liabilities and Commitments [Abstract]
Schedule of contingent liabilities

	Millions of euros
	2017	2016	2015
Financial guarantees	14,499	17,244	14,648
Financial bank guarantees	14,287	17,244	14,648
Sold credit derivatives	212	—	—
Non financial guarantees	31,396	24,477	23,047
Technical guarantees	30,273	23,684	22,526
Unconditionally cancellable guarantees	1,123	793	521
Irrevocable documentary credits	3,222	2,713	2,139
Irrevocable documentary credits	3,222	2,713	2,139
	49,117	44,434	39,834

	Millions of euros
	2017	2016	2015
Drawable by third parties	207,671	202,097	195,647
Other contingent commitments	30,299	29,865	26,091
Financial asset forward purchase commitments	674	254	261
Regular way financial asset purchase contracts	1,054	4,273	485
Purchase contracts of financial assets	13,234	12,160	12,755
Documents delivered to clearing houses	12,030	12,656	12,251
Other contingent commitments	3,307	522	339
	237,970	231,962	221,738

Schedule of off-balance sheet funds managed by the entity and joint ventures

	Millions of euros
	2017	2016	2015
Investment funds	135,749	129,930	109,028
Pension funds	11,566	11,298	11,376
Assets under management	19,259	18,032	20,337
	166,574	159,260	140,741